Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Basis of Presentation

Basis of Presentation

The accompanying condensed consolidated financial statements include the accounts of the Company and have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial reporting. References to GAAP issued by the Financial Accounting Standards Board (“FASB”) in these accompanying notes to the condensed consolidated financial statements are to the FASB Accounting Standards Codification (“ASC”).

The condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements and reflect all normal and recurring adjustments that are, in the opinion of management, necessary for a fair statement of the Company’s financial position, results of operations, changes in Stockholders’ equity (deficit), and cash flows for the periods presented. The results of operations for the three months ended March 31, 2024, are not necessarily indicative of the results to be expected for the year ending December 31, 2024, or for any other future annual or interim period. The condensed consolidated balance sheet as of December 31, 2023, included herein was derived from the audited financial statements as of that date, but does not include all disclosures including certain notes required by GAAP on an annual reporting basis.

These condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements of the Company included in its Annual Report for the fiscal year ended December 31, 2023 (“2023 Annual Report”).

Principles of Consolidation

Principles of Consolidation

The Company’s condensed consolidated financial statements include the accounts of the Company and its subsidiaries. All significant intercompany transactions and balances have been eliminated upon consolidation. There are no items of comprehensive income.

Going Concern

Going Concern

These unaudited condensed consolidated financial statements have been prepared in accordance with U.S. GAAP assuming the Company will continue as a going concern. The going concern assumption contemplates the realization of assets and satisfaction of liabilities in the normal course of business.

The Company is developing its customer base and has not completed its efforts to establish a stabilized source of revenue sufficient to cover its expenses. The Company has suffered net losses, negative cash flows from operations, and negative net working capital. The Company will continue to incur losses or limited income in the future. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

In response to these conditions, the Company plans to obtain additional liquidity including raising additional funds from investors (in the form of debt, equity, or equity-like instruments) and to continue to reduce operating expenses. However, these plans are subject to market conditions, and are not within the Company’s control, and therefore, cannot be deemed probable. As a result, the Company has concluded that management’s plans do not alleviate substantial doubt about the Company’s ability to continue as a going concern.

The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty.

Going Concern

These consolidated financial statements have been prepared in accordance with U.S. GAAP assuming the Company will continue as a going concern. The going concern assumption contemplates the realization of assets and satisfaction of liabilities in the normal course of business.

The Company is developing its customer base and has not completed its efforts to establish a stabilized source of revenue sufficient to cover its expenses. The Company has suffered net losses, negative cash flows from operations, and negative net working capital. The Company expects it may continue to incur losses or limited income in the future. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

In response to these conditions, the Company plans to obtain additional liquidity including raising additional funds from investors (in the form of debt, equity or equity-like instruments) and continuing to reduce operating expenses. However, these plans are subject to market conditions, and are not within the Company’s control, and therefore, cannot be deemed probable. As a result, the Company has concluded that management’s plans do not alleviate substantial doubt about the Company’s ability to continue as a going concern.

The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty.

Significant Accounting Policies

Significant Accounting Policies

The significant accounting policies followed by the Company are set forth in Note 2 to the Company’s consolidated financial statements in its 2023 Annual Report and are supplemented by the notes to the unaudited condensed consolidated financial statements in this report. The unaudited condensed consolidated financial statements in this report should be read in conjunction with the consolidated financial statements and notes included in the Company’s 2023 Annual Report.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with a maturity of three months or less at the time of purchase to be cash equivalents. The carrying values of cash and cash equivalents approximate their fair values due to the short-term nature of these instruments. Cash in the Company’s bank accounts may exceed federally insured limits.

Accounts Receivable

Accounts Receivable

Accounts receivables are stated at net realizable value. The allowance for credit losses is determined through an evaluation of the aging of the Company’s accounts receivable balances, and considers such factors as the customer’s creditworthiness, the customer’s payment history and current economic conditions. A provision is recognized to bad debt expense and the allowance for credit losses for accounts determined to be uncollectible. Bad debt written-off and any recovery of bad debt write-off is applied to the allowance for credit losses.

Accounts Receivable

Accounts receivables are stated at net realizable value. The allowance for doubtful accounts is determined through an evaluation of the aging of the Company’s accounts receivable balances, and considers such factors as the customer’s creditworthiness, the customer’s payment history and current economic conditions. A provision is recognized to bad debt expense and the allowance for doubtful accounts for accounts determined to be uncollectible. Bad debt written-off and any recovery of bad debt write-off is applied to the allowance for doubtful accounts.

Inventory

Inventory

The Company evaluates at the end of each quarter and year-end its inventory based on i) its current operating plan to estimate the demand of inventories based on market environment, current portfolio of customers and upcoming purchase orders from customers, ii) full count of inventory at year end and 80% coverage count on a quarterly basis to identify if there are any inventories that are not sold in the operating business cycle, have slow movement and/or are obsolete, iii) assessing if the costs of inventories are greater than net realizable value and should be impaired. Inventory is evaluated and adjusted for excess or obsolete quantities when conditions exist to indicate that inventories are likely to be in excess of anticipated demand or are obsolete based upon the Company’s assumptions about future demand for its products.

At the end of each quarter, the Company reviews short-term and long-term classification of inventories related to infrared cameras, as well as to replacement, maintenance, and spare parts. Using similar analyses and sources of information as for the inventory write down to net realizable value assessment, the Company makes the following determinations:

●	MSAI classifies as short-term inventories that are expected to be sold in the subsequent twelve months.
●	MSAI recognizes an inventory write down for inventories that cannot be sold in the market and net realizable value is below cost.
●	MSAI classifies as long-term inventories the inventories that are not expected to be sold in the following twelve months but for which ones there is an active market and the Company has not identified any indicator of impairment.

Inventories

Inventories are carried at the lower of cost or net realizable value and primarily consist of infrared cameras and various other components and parts. The Company accounts for inventory using the weighted average cost method. Inventory is evaluated and adjusted for excess or obsolete quantities when conditions exist to indicate that inventories are likely to be in excess of anticipated demand or are obsolete based upon the Company’s assumptions about future demand for its products.

At the end of each quarter and at year-end the Company evaluates its inventory based on i) its current operating plan to estimate the demand of inventories based on market environment, current portfolio of customers and upcoming purchase orders from customers, ii) full count of inventory at year end and 80% coverage count on a quarterly basis to identify if there are any inventories that are not sold in the operating business cycle, have slow movement and/or are obsolete, iii) assessing whether the costs of individual line items in inventory are greater than net realizable value and should be impaired. Inventory is evaluated and adjusted for excess or obsolete quantities when conditions exist to indicate that inventories are likely to be more than anticipated demand or are obsolete based upon the Company’s assumptions about future demand for its products.

On October 8, 2022, the Company incurred a casualty loss. The Company performed a physical inventory count of all inventories on January 19, 2023, accounting for a casualty loss of $1,376 related to a flood in the Beaumont warehouse. The Company did not identify material count discrepancies between its inventory count and its corresponding inventory/financial accounting records and did not identify any material weakness in controls for inventories as of December 31, 2022. This amount is offset by insurance recoveries of $1,221, resulting in a net $155 of casualty losses, net of recoveries presented on the consolidated statement of operations. Of the $1,221 in insurance recoveries, $225 was received in cash in December 2022 and the remaining $996 was received in cash in January 2023.At the end of each quarter, the Company reviews short-term and long-term classification of inventories related to infrared cameras, as well as to replacement, maintenance and spare parts. Using similar analyses and sources of information as for the inventory write down to net realizable value assessment, the Company makes the following determinations:

●	The Company classifies as short-term inventories that are expected to be sold in the subsequent twelve months.
●	The Company recognizes an inventory write down for inventories that cannot be sold in the market and net realizable value is below cost.
●	The Company classifies as long-term inventories the inventories that are not expected to be sold in the following twelve months but for which ones there is an active market, and the Company has not identified any indicator of impairment.

For the year ended December 31, 2023, the Company updated its operating plan and recorded an inventory write down of $1,689, which were charged to costs of goods sold in the Consolidated Statements of Operations, primarily related to products that are not expected to be sold, based on customer demand and current market conditions. No inventory write down was recognized for the year ended December 31, 2022.

Deferred transaction costs	Deferred transaction costs Deferred transaction costs are directly attributable to capital raise and financing transactions are capitalized as current assets on the consolidated balance sheet.

Deferred transaction costs

Deferred transaction costs represent amounts paid for legal, consulting, and other offering expenses in conjunction with the future raising of additional capital to be performed within one year. These costs are netted against additional paid-in capital after the Merger was complete.

Use of Estimates

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts and disclosures of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates are adjusted to reflect actual experience when necessary. Significant estimates reflected in these condensed consolidated financial statements include, but are not limited to revenue recognition, useful life of fixed assets, allowance for credit losses, warranty reserves, amortization of internal-use software, share-based compensation, estimation of contingencies and estimation of income taxes. The Company assesses estimates on an ongoing basis; however, actual results could materially differ from those estimates.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts and disclosures of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates are adjusted to reflect actual experience when necessary. Significant estimates reflected in these consolidated financial statements include, but are not limited to revenue recognition, useful life of fixed assets, allowance for doubtful accounts receivable, capitalization of internal-use software, share-based compensation, estimation of contingencies and estimation of income taxes. The Company assesses estimates on an ongoing basis; however, actual results could materially differ from those estimates.

Customer Concentration

Customer Concentration

For the three months ended March 31, 2024, two customers accounted for 23% and 20% or $523 and $455 of total net revenue, which is recorded under the entity’s one operating segment.

For the year ended December 31, 2023, one customer accounted for 9% or $465 of total net revenue, which is recorded under the entity’s one operating segment.

Customer Concentration

For the year ended December 31, 2023, one customer accounted for 82% or $2,011 of accounts receivables and one customer accounted for 44% or $2,374 of revenue.

For the year ended December 31, 2022, two customers accounted for 21% or $317 and 10% or $151, respectively of accounts receivables and two customers accounted for 11% or $799 and 6%or $436, respectively of revenue.

Segment and Geographical information

Segment and Geographical information

Segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the chief operating decision maker (“CODM”) to allocate resources and assess performance. The CODM reviews financial information presented on a consolidated basis for the purposes of allocating resources and evaluating financial performance. Accordingly, the Company operates and manages its business as one operating segment.

The following table summarizes revenue based upon the customers country of origin:

	Three Months Ended March 31,
	2024	2023
United States	$1,962	$916
International	313	64
Total revenue	$2,275	$980

The Company holds 100% of its assets within the United States.

Segments and geographical information

Segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the chief operating decision maker (“CODM”) to allocate resources and assess performance. The CODM reviews financial information presented on a consolidated basis for the purposes of allocating resources and evaluating financial performance. Accordingly, the Company operates and manages its business as one operating segment.

The following table summarizes revenue based upon the customers country of origin:

	2023	2022
United States	$4,361	$5,813
International	1,069	1,455
Total revenue, net	$5,430	$7,268

The Company holds 100% of its assets within the United States.

New Accounting Pronouncements

New Accounting Pronouncements

Recently Issued Accounting Standards Not Yet Adopted

In November 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2023-07 “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures” which expands annual and interim disclosure requirements for reportable segments, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 is effective for our annual periods beginning January 1, 2024, and for interim periods beginning January 1, 2025, with early adoption permitted. We are currently evaluating the potential effect that the updated standard may have on our financial statement disclosures.

In December 2023, the FASB issued ASU 2023-09 “Income Taxes (Topics 740): Improvements to Income Tax Disclosures” to expand the disclosure requirements for income taxes, specifically related to the rate reconciliation and income taxes paid. ASU 2023-09 is effective for our annual periods beginning January 1, 2025, with early adoption permitted. We are currently evaluating the potential effect that the updated standard may have on our financial statement disclosures.

New Accounting Pronouncements

Recently Adopted Accounting Standards

In June 2016, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which amends the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. As the Company is a smaller reporting company, ASU 2016-13 is effective for the Company’s annual reporting periods, and interim periods within those years, beginning after December 15, 2022, and requires a cumulative effect adjustment to the balance sheet as of the beginning of the first reporting period in which the guidance is effective. In April 2019, the FASB issued ASU 2019-04, Codification Improvements Financial Instruments-Credit Losses (Topic 326). ASU 2019-04 provides narrow-scope amendments to help apply ASU 2016-13 and is effective with the adoption of ASU 2016-13. The Company adopted ASU 2016-13 and ASU 2019-04 on January 1, 2023, and it did not have a material impact on its financial statements.

Recently Issued Accounting Standards Not Yet Adopted

In November 2023, the FASB issued Accounting Standards Update No. 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The amendments require disclosure of incremental segment information on an annual and interim basis. The amendments also require companies with a single reportable segment to provide all disclosures required by this amendment and all existing segment disclosures in Accounting Standards Codification 280, Segment Reporting. The amendments are effective for fiscal years beginning after December 15, 2023, and interim periods beginning after December 15, 2024. The Company does not expect the adoption of the amendments to have a material impact on its financial statements.

In December 2023, the FASB issued Accounting Standards Update No. 2023-09, Income Taxes - Improvements to Income Tax Disclosures. The amendments require (i) enhanced disclosures in connection with an entity’s effective tax rate reconciliation and (ii) income taxes paid disaggregated by jurisdiction. The amendments are effective for annual periods beginning after December 15, 2024. The Company does not expect the adoption of the amendments to have a material impact on its financial statements.

Warrants

Warrants

The Company has 9,131,250 warrants outstanding as of December 31, 2023, that were assumed from SMAP (comprised of 8,625,000 warrants issued in SMAP’s initial public offering and 506,250 warrants issued in a private placement to SMAP’s sponsor concurrently with SMAP’s initial public offering), and 340,250 warrants were issued in connection with the financing transaction consummated concurrently with the Business Combination.

The warrants are accounted in accordance with the guidance contained in ASC 815-40-15-7D. The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in FASB ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter.

The 9,131,250 warrants outstanding as of December 31, 2023, that were assumed from SMAP, are classified as equity-classified instruments, and the 340,250 warrants that were issued in connection with the financing transaction consummated concurrently with the Business Combination are classified as liability-classified instruments.

Revenue Recognition

Revenue Recognition

Revenue is accounted for under ASC 606, Revenue from Contracts with Customers through the following steps:

●	Identify the contract with a customer;
●	Identify the performance obligations in the contract;
●	Determine the transaction price;
●	Allocate the transaction price to performance obligations in the contract; and
●	Recognize revenue when or as the Company satisfies a performance obligation.

Revenue is recognized net of allowances for returns and any sales taxes collected from customers.

Revenue Sources

The Company’s revenues are derived from multiple sources. The following are descriptions of principal revenue generating activities.

— Product Sales

The Company recognizes revenue from product sales at point of time, at the amount to which it expects to be entitled when control of the products is transferred to its customers. Control is transferred at Free On Board (“FOB”) Destination. Payment for products is collected within 30 – 90 days following transfer of control. Product sales are considered one performance obligation.

— Software as a Service (“SaaS”) and Related Services

The Company sells SaaS subscriptions that comprise access to the cloud platform and technical support and upgrades of the software.

The software subscription is accounted for as service obligation. The access to the cloud platform has stand-alone functionality and represents one performance obligation, and the technical support and upgrades of the software are considered distinct from another, are not considered critical for the functionality of the software, and are considered a separate stand ready performance obligation.

The Company’s SaaS subscription services are generally contracted for a period of 12 – 36 months. Annual subscription payments are made in advance, are initially recognized as customer prepayments and revenue is recognized ratably over the subscription period.

— Ancillary Services

Ancillary services derived from on-site inspections, the calibration of infrared cameras, maintenance and training are recognized at point of time when service is provided to the customer.

Shipping and Handling

Shipping and handling costs associated with outbound freight are accounted for as a fulfillment cost and included in cost of goods sold as incurred.

Transaction Price Allocated to Performance Obligations

The Company allocates the transaction price to each performance obligation identified in the contract on a relative stand-alone selling price (SSP) basis.

Contract Liabilities

Contract liabilities include billed and unbilled amounts resulting from in-transit shipments, as we have an unconditional right to payment upon the completion of all performance obligations. Contract liabilities also include customer prepayments consisting of advances from customers related to products and SaaS subscriptions, as well as repair and service agreements, for which the Company has not yet recognized revenue.

Product Warranties

Product Warranties

The Company provides a warranty for the repair or replacement of any defective products within one year of purchase. Estimated future warranty costs are accrued and charged to cost of goods sold in the period that the related revenue is recognized. These estimates are derived from historical data and trends of product reliability and costs of repairing and replacing defective products.

Cash, Cash Equivalents and Restricted Cash

Cash, Cash Equivalents and Restricted Cash

The Company considers all highly liquid investments with a maturity of three months or less at the time of purchase to be cash equivalents. The carrying values of cash and cash equivalents approximate their fair values due to the short-term nature of these instruments. Cash in the Company’s bank accounts may exceed federally insured limits. Restricted cash, if any, represents amounts that the Company is unable to access for operational purposes. As of December 31, 2023, and 2022, the Company had no restricted cash.

Offering Costs

Offering Costs

The Company complies with the requirements of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering”. Offering costs consist of underwriting, legal, accounting and other expenses incurred through the balance sheet date that are directly related to the IPO. Offering costs are allocated to the separable financial instruments to be issued in the IPO based on a relative fair value basis, compared to total proceeds received. Offering costs directly attributable to the issuance of an equity contract to be classified in equity are recorded as a reduction of equity. Offering costs for equity contracts that are classified as assets and liabilities are expensed immediately. Upon closing of the IPO on October 21, 2021, offering costs associated with the common stock and the warrants were charged to temporary equity. Transaction costs amounted to $2,823, consisting of $2,300 of underwriting commissions and $523 of other offering costs. $2,686 was all charged to temporary equity and $137 was charged to additional paid-in capital. For the year ended December 31, 2023, the Company incurred transaction costs related to the Business Combination of approximately $7,595 which are included as a reduction in APIC on the consolidated statements of changes in stockholders’ equity. The Company paid $3,910 in transaction costs related to legal, banking, and accounting advisory fees at the closing of the Business Combination.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant, and equipment is recorded at cost and is depreciated on the straight-line basis over its estimated useful life. Upon retirement or sale, the cost of assets disposed, and the related accumulated depreciation are removed from the accounts and any resulting gain or loss is credited or charged to operating income (loss). Expenditures for major additions and improvements are capitalized and minor replacements, maintenance, and repairs are charged to expense as incurred.

All property, plant, and equipment is depreciated (to the extent of estimated salvage values) on the straight-line method based on estimated useful lives of the assets as follows:

Assets	Estimated Useful Life
Vehicles	5 years
Buildings	25-39 years
Computer equipment	3-5 years
Furniture and fixtures	7 years
Machinery and equipment	4-7 years

Capitalized Software

Capitalized Software

The Company capitalizes certain internal and external costs incurred to acquire or create internal use software in the development stage. Internal costs capitalized are directly attributable to the development of the software. Capitalized software is included in property, plant and equipment and is amortized over 5 years on the straight-line method once development is complete.

Advertising		Advertising The Company expenses advertising costs as incurred. Advertising costs were $345 and $609 for the years ended December 31, 2023, and 2022, respectively.
Impairment

Impairment

Long-Lived Assets

The Company reviews the carrying value of property, plant and equipment and other long-lived assets for impairment whenever events and circumstances indicate that the carrying value of an asset may not be recoverable. If a long-lived asset is tested for recoverability and the undiscounted estimate future cash flows expected to result from the use and eventual disposition of the asset is less than the carrying amount of the asset, the asset cost is adjusted to fair value and an impairment loss is recognized as the amount by which the carrying amount of a long-lived asset exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. No impairment was recognized for the years ended December 31, 2023, and 2022.

Leases

Leases

Leases are accounted under ASC 842, Leases. The Company’s lease portfolio consists of real estate leases. Some leases have the option to extend or terminate the lease and the Company recognizes these terms when it is reasonably certain that the option will be exercised.

As a lessee, the Company determines if an arrangement is a lease at commencement. The Right-of-Use (ROU) lease assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments related to the lease. Operating lease ROU assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. We use incremental borrowing rates based on information available at the commencement date to determine the present value of our lease payments. The Company leases relate to its corporate office and production facilities. As of December 31, 2023, and 2022, all leases are classified as operating leases.

Income Taxes

Income Taxes

The Company accounts for income taxes under the asset and liability method in accordance with ASC 740, Income Taxes. The income tax accounting guidance results in two components of income tax expense: current and deferred. Current income tax expense reflects taxes to be paid or refunded for the current period by applying the provisions of the enacted tax law to the taxable income or excess of deductions over revenues. The Company recognizes a net deferred tax asset or liability based on the tax effects of the differences between the book and tax basis of assets and liabilities. Enacted changes in tax rates and laws are recognized in the period in which they occur. Deferred income tax expense results from the change in the net deferred tax asset or liability between periods. The deferred tax asset is reduced by a valuation allowance if, based on the weight of evidence available, it is more likely than not some portion or all of a deferred tax asset will not be realized.

The Company recognizes the effect of income tax positions only if those positions are more likely than not to be sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. The Company does not have any uncertain tax positions that require recognition or measurement in the Company’s consolidated financial statements. The Company recognizes interest and penalties related to unrecognized tax benefits on the income tax expense line in the accompanying consolidated statement of operations. Accrued interest and penalties are included on the related tax liability line in the consolidated balance sheet.

ASC 740, “Income Taxes,” requires the Company to reduce its deferred tax assets by a valuation allowance if, based on the weight of the available evidence, it is more likely than not that all or a portion of a deferred tax asset will not be realized. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that all or a portion of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income of appropriate character during the periods in which those temporary differences become deductible. Management considers the weight of available evidence, both positive and negative, including the scheduled reversal of deferred tax assets and liabilities (including the impact of available carryback and carryforward periods), projected future taxable income, and tax planning strategies in making this assessment. To the extent the Company believes that it does not meet the test that recovery is more likely than not, it establishes a valuation allowance. To the extent that the Company establishes a valuation allowance or changes this allowance in a period, it adjusts the tax provision or tax benefit in the consolidated statement of operations. Management uses its best judgment in determining provisions or benefits for income taxes, and any valuation allowance recorded against previously established deferred tax assets. The Company has measured the value of deferred tax assets for the year ended December 31, 2023, based on the cumulative weight of positive and negative evidence that exists as of the date of the financial statements. Should the cumulative weight of all available positive and negative evidence change in the forecast period, the expectation of realization of deferred tax assets existing as of December 31, 2023, prospectively may change.

As a result, the Company established a valuation allowance based on the weight of available evidence, both positive and negative, including results of recent and current operations and our estimates of future taxable income or loss. In order to determine the amount of deferred tax assets or liabilities, as well as the valuation allowances, the Company used estimates and assumptions regarding future taxable income and other business considerations. Changes in these estimates and assumptions, including changes in tax laws and other changes impacting the ability to recognize the underlying deferred tax assets, could require adjustments to the valuation allowances.

Shared-Based Compensation

Shared-Based Compensation

The Company issues share-based awards to certain employees and non-employees in the form of stock options, which are measured at fair value at the date of grant. The fair value determined at the grant date and is expensed on a straight-line basis over the vesting period. The share-based awards are classified as equity. Share-based compensation expense is included within selling and general administrative expense in the consolidated statements of operations.

The Company estimates grant date fair value using the Black-Scholes-Merton option-pricing model. The use of a valuation model requires management to make certain assumptions with respect to selected model inputs. The Company grants stock options at exercise prices determined equal to the fair value of common stock on the date of the grant. The fair value of the Company’s common stock is based on the Company’s historical financial performance and observable arms-length sales of the Company’s capital stock.

The expected term represents the period that the share-based awards are expected to be outstanding. The stock option grants are “plain vanilla” and the Company determines the expected term using the simplified method as provided by the Securities and Exchange Commission. The simplified method deems the term to be the average of the time-to-vesting and the contractual life of the options. The risk-free rate for the expected term of the options is based on the U.S. Treasury yield curve at the date of the grant. Forfeitures are recognized as they occur (Note 10).

Contingencies

Contingencies

The Company accrues costs relating to litigation claims and other contingent matters when such liabilities become probable and reasonably estimable. Such estimates may be based on advice from third parties or on management’s judgment, as appropriate. Revisions to contingent liabilities are reflected in the consolidated statements of operations in the period in which different facts or information become known or circumstances change that affect the Company’s previous judgments with respect to the likelihood or amount of loss. Amounts paid upon the ultimate resolution of contingent liabilities may be materially different from previous estimates and could require adjustments to the estimated reserves to be recognized in the period such new information becomes known.

In circumstances where the most likely outcome of a contingency can be reasonably estimated, the Company accrues a liability for that amount. Where the most likely outcome cannot be estimated, a range of potential losses is established and if no one amount in that range is more likely than others, the low end of the range is accrued.

Fair Value

Fair Value

The Company uses valuation approaches that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. A three-tiered hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value. This hierarchy requires that the Company use observable market data, when available, and minimize the use of unobservable inputs when determining fair value:

●	Level 1: observable inputs such as quoted prices in active markets;
●	Level 2: inputs other than the quoted prices in active markets that are observable either directly or indirectly; and
●	Level 3: unobservable inputs in which there is little or no market data, which requires that the Company develop its own assumptions.

Tariff refund		Tariff refund Tariff refund includes refunds from the U.S. Customs and Border Protection (“CBP”) resulting from overpayment of customs duties, taxes, and fees.
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The consolidated financial statements and accompanying notes have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and regulations of the U.S. Securities and Exchange Commission (“SEC”). The Company’s consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany transactions and balances have been eliminated upon consolidation.

The Merger was accounted for as a reverse recapitalization in accordance with Accounting Standards Codification (“ASC”) 805, Business Combination.

As a result of Legacy ICI being the accounting acquirer in the Merger, the financial reports filed with the SEC by the Company subsequent to the Merger are prepared as if ICI is the accounting predecessor of the Company. The historical operations of Legacy ICI are deemed to be those of the Company. Thus, the financial statements included reflect (i) the historical operating results of Legacy ICI prior to the Merger; (ii) the consolidated results of the Company, following the Merger on December 19, 2023; (iii) the assets and liabilities of Legacy ICI at their historical cost; and (iv) the Company’s equity structure for all periods presented. The recapitalization of the number of shares of common stock is reflected retroactively to the earliest period presented and will be utilized for calculating loss per share in all prior periods presented.